Cash and due from banks and inter-bank funds - Additional information (Detail)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021
Cash and cash equivalents [abstract]
Foreign currency accrued interest percentage	3.79%	3.79%	0.01%
Foreign currency interest rate on inter-bank funds liabilities	4.39%	4.39%
Local currency accrued interest percentage	7.50%	7.50%	2.50%
Deposits in foreign currency	$ 200,000,000	S/ 762,800,000